Note 7 - Derivative Financial Instruments	12 Months Ended
Mar. 31, 2024
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]

7.   DERIVATIVE FINANCIAL INSTRUMENTS

From time to time, we expect to utilize derivative financial instruments to minimize our exposure to commodity price risk that is inherent in our business. At the time derivative contracts are entered into, we assess whether the nature of the instrument qualifies for hedge accounting treatment according to the requirements of ASC 815 – Derivatives and Hedging (“ASC 815”). By using derivatives, the Company is exposed to credit and market risk. The Company’s exposure to credit risk includes the counterparty’s failure to fulfill its performance obligations under the terms of the derivative contract. The Company attempts to minimize its credit risk by entering into transactions with high quality counterparties, and uses exchange-traded derivatives when available. Market risk is the risk that the value of the financial instrument might be adversely affected by a change in commodity prices. The Company manages market risk by continually monitoring exposure within its risk management strategy and portfolio. For those transactions designated as hedging instruments, we document all relationships between hedging instruments and hedged items, as well as our risk-management objective and strategy for undertaking the various hedge transactions. We also assess, both at the hedge’s inception and on an ongoing basis, whether the derivatives used in hedging transactions are highly effective in offsetting changes in cash flows or fair value of hedged items.

From time to time, derivatives designated for hedge accounting may be closed prior to contract expiration. The accounting treatment of closed positions depends on whether the closure occurred due to the hedged transaction occurring early or if the hedged transaction is still expected to occur as originally forecasted. For hedged transactions that occur early, the closure results in the realized gain or loss from closure being recognized in the same period the accelerated hedged transaction affects earnings. For hedged transactions that are still expected to occur as originally forecasted, the closure results in the realized gain or loss being deferred until the hedged transaction affects earnings.

If it is determined that hedged transactions associated with cash flow hedges are no longer probable of occurring, the gain or loss associated with the instrument is recognized immediately into earnings.

From time to time, we may have derivative financial instruments for which we do not elect hedge accounting.

The Company has forward physical purchase supply agreements in place for a portion of its monthly physical steel needs. These supply agreements are not subject to mark-to-market accounting due to the Company electing the normal purchase normal sale exclusion provided in ASC 815.

At March 31, 2024, the Company did not have any hot-rolled coil futures contracts designated as hedging instruments and classified as cash flow hedges. At March 31, 2023, the Company held hot-rolled coil futures contracts which were designated as hedging instruments and classified as cash flow hedges, as hedges of variable sales prices. Accordingly, realized and unrealized gains and losses associated with the instruments were reported as a component of other comprehensive income and reclassified into earnings during the period in which the hedged transaction affects earnings.

During fiscal 2024 and fiscal 2023, the Company also entered into hot-rolled coil futures contracts that were not designated as hedging instruments for accounting purposes. Accordingly, the change in fair value related to these instruments was immediately recognized in earnings for these periods.

The following table summarizes the fair value of the Company’s derivative financial instruments and the respective line in which they were recorded in the Consolidated Balance Sheet as of March 31, 2024 (in thousands):

	Asset Derivatives		Liability Derivatives
	Balance Sheet		Balance Sheet
Derivatives not designated as hedging instruments:	Location	Fair Value	Location	Fair Value
Hot-rolled coil steel contracts	Current portion of derivative assets	$74	Current portion of derivative liability	$1,686

The following table summarizes the fair value of the Company’s derivative financial instruments and the respective line in which they were recorded in the Consolidated Balance Sheet as of March 31, 2023 (in thousands):

	Asset Derivatives		Liability Derivatives
	Balance Sheet		Balance Sheet
Derivatives not designated as hedging instruments:	Location	Fair Value	Location	Fair Value
Hot-rolled coil steel contracts	Current portion of derivative assets	$536	Current portion of derivative liability	$2,212

All derivatives are presented on a gross basis on the Consolidated Balance Sheet.

At March 31, 2024, the Company reported approximately $33,000 in "Accounts payable and accrued expenses" on its Consolidated Balance Sheet related to futures contracts for the month of March 2024 that had reached expiration but were pending cash settlement. At March 31, 2023, the Company reported approximately $1.6 million in "Other current assets" on its Consolidated Balance Sheet related to futures contracts for the month of March 2023 that had reached expiration but were pending cash settlement.

The Company did not have any open cash flow hedges at March 31, 2024 or  March 31, 2023.

The following table summarizes the pre-tax gain recognized in other comprehensive income and the loss reclassified from accumulated other comprehensive income into earnings for derivative financial instruments designated as cash flow hedges for the twelve months ended March 31, 2024 and 2023 (in thousands):

		Location of Loss	Pre- Tax
	Pre-Tax Gain	Reclassified	Loss Reclassified from
	Recognized in OCI	from AOCI into Net Earnings	AOCI into Net Earnings

For the twelve months ended March 31, 2024
Hot-rolled coil steel contracts	$—	Sales	$(418)
Total	$—		$(418)

For the twelve months ended March 31, 2023
Hot-rolled coil steel contracts	$9,005	Sales	$(4,116)
Total	$9,005		$(4,116)

The following table summarizes the gain recognized in earnings for derivative instruments not designated as hedging instruments during fiscal 2024 (in thousands):

		Gain Recognized in Earnings
	Location of Gain	for Fiscal Year Ended
	Recognized in Earnings	March 31, 2024
Hot-rolled coil steel contracts	Gain on economic hedges of risk	$1,848

The following table summarizes the gain recognized in earnings for derivative instruments not designated as hedging instruments during fiscal 2023 (in thousands):

		Gain Recognized in Earnings
	Location of Gain	for Fiscal Year Ended
	Recognized in Earnings	March 31, 2023
Hot-rolled coil steel contracts	Gain on economic hedges of risk	$9,306

The notional amount (quantity) of our derivative instruments not designated as hedging instruments at March 31, 2024 consisted of 24,300 tons of short positions with maturity dates ranging from May 2024 to December 2024 and 4,500 tons of long positions with maturity dates ranging from April 2024 to May 2024.

The following tables reflect the change in accumulated other comprehensive income (loss), net of tax, for the periods presented (in thousands):

Gain (Loss) on
Derivatives
Balance at March 31, 2023	$(317)
Other comprehensive income, net of loss, before reclassification	—
Total loss reclassified from AOCI (1)	317
Net current period other comprehensive income	317
Balance at March 31, 2024	$—

(1) The loss reclassified from AOCI is presented net of taxes of approximately $0.1 million which are included in provision for income taxes on the Company's Consolidated Statement of Operations for the fiscal year ended March 31, 2024.

Gain (Loss) on
Derivatives
Balance at March 31, 2022	(10,269)
Other comprehensive income, net of loss, before reclassification	6,830
Total loss reclassified from AOCI (1)	3,122
Net current period other comprehensive income	9,952
Balance at March 31, 2023	(317)

(1) The loss reclassified from AOCI is presented net of taxes of approximately $1.0 million which are included in provision for income taxes on the Company's Consolidated Statement of Operations for the fiscal year ended March 31, 2023.

At March 31, 2024 and 2023, cash of approximately $3.0 million and $2.4 million, respectively, was held by our clearing agent to collateralize our open derivative positions. These cash requirements are included in "Other current assets" on the Company's Consolidated Balance Sheets at March 31, 2024 and 2023.